RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 17 – RELATED PARTIES

Related party balances within the consolidated balance sheets as of December 31, 2023 and 2022 were as follows:

	December 31,
	2023	2022
SAFE liability due to related parties	$349	$571
Convertible loans due to related parties	$2,416	$2,349
Crossover preferred shares and incentives shares issued to related parties	$596	$-
Bridge loans due to related parties	$400	$-

Interest expense due to related parties in connection with the convertible loans during the years ended December 31, 2023, 2022, and 2021 was $749, $21, and zero, respectively. Interest expense due to related parties related to the bridge loans was immaterial during the year ended December 31, 2023. See Note 10 for additional information.

During the year ended December 31, 2023, the Company issued 113,855 warrants with a total associated value of $193 to related parties. See also Note 10 and Note 13.

Cross-over Preferred Shares

During the year ended December 31, 2023, the Company received several investments from related parties. These investments totaled $245 and were subsequently converted into 34,868 Redeemable Crossover Preferred shares. Additionally, during the year ended December 31, 2023, the Company received investments of $600 from a related party that was subsequently converted into 85,390 Redeemable Crossover Preferred shares. The individual was no longer a related party as of December 31, 2023. Refer to Note 8 for additional information.

Related Party Expenses

In relation to a service agreement with a related party to provide project-based work services, during the years ended December 31, 2023 and 2022, the Company received such services for total consideration of $182 and $45, respectively. The Company did not incur related party service expenses during the year ended December 31, 2021. The expense was recognized within research and development on the consolidated statements of comprehensive loss.

In relation to a service agreement with a related party to provide advisory services, during the year ended December 31, 2023, the company received such services for total consideration of $50. The expense was recognized within general and administrative on the consolidated statements of comprehensive loss. The Company did not incur any expenses with this related party during the years ended December 31, 2022, or 2021.

In July 2023, the Company entered into a consulting services agreement (the “Consulting Agreement”) with an entity wholly owned and controlled by the Company’s Interim Chief Financial Officer as of August 2023 (“the Consulting Company”), to provide consulting services to the Company. Pursuant to the Consulting Agreement, the Company will pay the Consulting Company an annual retainer of $300,000 to be paid as follows: (i) 50% in cash and (ii) 50% by way of fully-vested options to purchase the Company’s Ordinary Shares issued under the Company’s Plan. During the year ended December 31, 2023, the Company granted 60,000 fully vested options and recognized related shared-based compensation expenses of $157 and consulting expenses of $75 within general and administrative on the consolidated statements of comprehensive loss.

Commitment to Shareholder

On November 17, 2021, the Company entered into an agreement with its former CIO pursuant to which, the Company, subject to certain conditions, agreed to issue to the former CIO options to purchase 346,575 Ordinary Shares at an exercise price of NIS 0.01. In exchange for the issuance of the foregoing options, the former CIO agreed to waive the Company’s previously agreed obligation to pay any taxes resulting from the exercise of 346,575 options granted to him as part of the Company’s December 2014 financing round and any taxes resulting from the sale of those options. In addition, the Company agreed to reimburse the former CIO for expenses related to a tax ruling in connection with Company’s securities previously granted to him. Because these present obligations are considered probable by the Company and arise as a result of past transactions and events, the Company considers these obligations as liabilities under US GAAP. As of December 31, 2022 the Company accrued a liability measured at fair value of approximately $1,945, with changes in fair value of $1,036 recognized in general and administrative on the consolidated statements of comprehensive loss. During the year ended December 31, 2023, the Company granted the options and de-recognized the commitment to shareholder liability and recorded the settlement of $909 within additional paid-in capital on the balance sheet.

On May 29, 2023, the Company entered into an employment termination agreement (the “Termination Agreement”) with its former CIO effective January 31, 2023:

1.	As per the Termination Agreement, the Company agreed to pay the former CIO the following:

A.	12 monthly payments, equivalent to approximately $32 and totaling of approximately $384.

B.	Severance payments in respect of all employment’s periods, by no later than December 31, 2023, totaling of approximately $177.

C.	All other amounts that have not been distributed, as of the Termination Agreement date, to his pension funds during the term of his employment in a total amount of approximately $32.

2.

In August 2023, following the BCA and the Redeemable Crossover Preferred shares agreements all the conditions set forth in the Termination Agreement, between the Company and the former CIO related to an option allocation in conjunction with waiving a tax liability, were met and in September 2023, 346,575 options were granted to the former CIO as a result. When the options were granted, the Company de-recognized the commitment to shareholder liability and recognized the gain on extinguishment which is recorded within general and administrative expenses on the consolidated statements of comprehensive loss.